Commitments (Details Narrative) € in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Sep. 30, 2015	Jan. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Feb. 28, 2013 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Oct. 31, 2012 USD ($)
IfrsStatementsLineItems [Line Items]
License fee							$ 120
Revenue milestone payment						$ 100,000	340
Lease term	In October 2016, the Company entered into a long-term lease contract for approximately $2.0 million over 7 years for a new facility in Modiin, Israel with the option to extend for an additional two periods of three years each.	As of September 30, 2015, the lease was extended for two years through September 30, 2017.
Long-term lease	$ 2,000
Royalty payable before the additional libor interest							19,000
Aggregate consideration of CRO							400
Tel Hashomer [Member]
IfrsStatementsLineItems [Line Items]
Percentage of net sales					1.00%
Percentage of granting a license or similar rights					2.00%	2.00%
Percentage of initial public offering received					1.00%
Royalty and all other payment obligations amount					$ 29,000
Paid to related party				$ 400		$ 340
Royalty expense					26,000
Tel Hashomer [Member] | NIS [Member]
IfrsStatementsLineItems [Line Items]
Royalty and all other payment obligations amount					$ 100,000
Contact Research Organization [Member]
IfrsStatementsLineItems [Line Items]
Payment for project management, clinical development and other related services			$ 18,700
Royalty expense							$ 17,500
Government [Member]
IfrsStatementsLineItems [Line Items]
Percentage of grant amounts plus interest							100.00%	100.00%
Royalty payable before the additional libor interest							$ 22,000
Royalty payable including interest							$ 26,900
Non Israeli [Member]
IfrsStatementsLineItems [Line Items]
Percentage of grant amounts plus interest							600.00%	600.00%
Building [Member] | December 31, 2018 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							$ 346
Building [Member] | December 31, 2019 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							346
Building [Member] | December 31, 2020 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							346
Building [Member] | December 31, 2021 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							346
Building [Member] | December 31, 2022 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							346
Building [Member] | December 31, 2023 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							346
Building [Member] | December 31, 2024 [Member] | Long Term Lease Contract [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							$ 144
Bottom of Range [Member]
IfrsStatementsLineItems [Line Items]
Percentage of net sales							0.50%	0.50%
Bottom of Range [Member] | Government [Member]
IfrsStatementsLineItems [Line Items]
Royalty Percentage							3.00%	3.00%
Top of Range [Member]
IfrsStatementsLineItems [Line Items]
Percentage of net sales							2.00%	2.00%
Top of Range [Member] | Government [Member]
IfrsStatementsLineItems [Line Items]
Royalty Percentage							3.50%	3.50%
EURO [Member]
IfrsStatementsLineItems [Line Items]
License fee | €								€ 100
Revenue milestone payment							$ 400
Lease Agreement [Member]
IfrsStatementsLineItems [Line Items]
Lease liabilities per year										$ 203
Lease Agreement [Member] | Building [Member] | December 31, 2018 [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							48		$ 346
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2018 [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							170
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2019 [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							147
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2020 [Member]
IfrsStatementsLineItems [Line Items]
Future minimum operating lease payments							65
License Agreement [Member]
IfrsStatementsLineItems [Line Items]
Royalty expense							$ 510